RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

Nature of the relationships with related parties:

Name	Relationship with the Company
Zhiyou Wang	Former director of Company’s affiliated companies, former shareholder of Company
Radiance Holding (HK) Limited	Former shareholder of Company
Ying Wang	Associated with Zhiyou Wang

As of June 30, 2025 and December 31, 2024, the amount due from the related party was nil.

As of June 30, 2025 and December 31, 2024, the following balance was due to the related party:

Net Amount due to the related party

		As of June 30,	As of December 31,
		2025	2024
		US$	US$
Zhiyou Wang	(i)	241,056	236,575
Radiance Holding (HK) Limited	(ii)	346,500	273,000
Ying Wang	(iii)	400,000	400,000

i.	The amounts represent the payables of $241,056 due to Zhiyou Wang related to the Company’s borrowing from shareholders because of a temporary shortage of RMB funds. As of June 30, 2025, and December 31, 2024, the adjustments to the balance due to Zhiyou Wang were solely attributable to foreign currency translation discrepancies.

ii.	The amounts represent the payables of $273,000 due to Radiance Holding (HK) Limited (“Radiance”) related to the Company’s borrowing shares from shareholders to pay agency fees with 100,000 ADSs (currently corresponding to 90,000 common shares) of the Company. As of June 30, 2024 and December 31, 2023, the adjustments to the balance due to Radiance were solely attributable to changes in the market price of the Company’s common stock.

iii.	On June 13, 2022, the Company issued a promissory note to Ying Wang, a Singapore resident associated with Zhiyou Wang, in the principal amount of up to USD$5,000,000 to provide for the Company’s working capital. The Note has a term of one year with the maturity date on June 1, 2023 and bears no interest other than any applicable imputed interest charged by the appropriate government authority. The balance of the Note may be prepaid at any time before the Maturity Date. As of December 31, 2022, the Company has received USD$0.4 million of the Note from the Noteholder. As of June 30, 2025 and December 31, 2024, there was no change in the balance of the amount due to the Noteholder.